Due to Trust Account, Short-term Borrowings and Long-term Debt	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Due to Trust Account, Short-term Borrowings and Long-term Debt	DUE TO TRUST ACCOUNT, SHORT-TERM BORROWINGS AND LONG-TERM DEBT
Mitsubishi UFJ Trust and Banking holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.
However, excess cash funds of individual trust accounts are often placed with Mitsubishi UFJ Trust and Banking which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions at March 31, 2024 and 2025 is as follows:

	2024	2025
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥4,659,456	¥3,762,641
Weighted average interest rate on outstanding balance at end of fiscal year	0.00%	0.10%
At March 31, 2024 and 2025, the MUFG Group had unused lines of credit for financing amounting to ¥3,943,240 million and ¥3,439,902 million, respectively. The amounts principally consist of pooled collateral which are used to cover shortages in the Bank of Japan account and Federal Reserve Bank of New York accounts, and to meet liquidity needs. The MUFG Group may borrow from the Bank of Japan and Federal Reserve Bank of New York on demand up to the total amount of collateral eligible for credit extension.
Other short-term borrowings at March 31, 2024 and 2025 were comprised of the following:

	2024 (As Adjusted)	2025
	(in millions, except percentages)
Domestic offices:
Commercial paper	¥1,319,959	¥1,527,544
Borrowings from the Bank of Japan	2,171,660	14,995,160
Borrowings from other financial institutions	96,645	175,267
Other(1)	1,168,468	997,078
Total domestic offices	4,756,732	17,695,049
Foreign offices:
Commercial paper	6,160,424	6,707,574
Borrowings from other financial institutions	210,885	219,134
Short-term debentures	101	—
Other	13,725	15,169
Total foreign offices	6,385,135	6,941,877
Total	11,141,867	24,636,926
Less unamortized discount	—	—
Other short-term borrowings—net	¥11,141,867	¥24,636,926
Weighted average interest rate on outstanding balance at end of fiscal year	3.02%	1.58%

Note:
(1)Includes borrowings from the jointly operated designated money in trusts.
Long-term debt (with original maturities of more than one year) at March 31, 2024 and 2025 was comprised of the following:

	2024 (As Adjusted)	2025
	(in millions)
MUFG:
Obligations under finance leases	¥377	¥726
Unsubordinated debt (1):
Fixed rate bonds, payable in US dollars, due 2025-2039, principally 1.41%-5.57%	7,672,722	6,419,433
Fixed rate bonds, payable in Euro, due 2028-2033, principally 0.85%-3.56%	566,150	278,616
Fixed rate bonds, payable in other currencies, due 2025-2029, principally 2.73%-4.05% (2)	41,488	30,561
Adjustable rate bonds, payable in Japanese yen, due 2026-2034, principally 0.25%-1.47%	545,200	280,900
Adjustable rate bonds, payable in Euro, due 2027-2032, principally 0.34%-4.64%	538,692	324,160
Adjustable rate borrowings, payable in Japanese yen, due 2029-2037, principally 0.91%-1.86%	245,000	245,000
Floating rate bonds, payable in US dollars, due 2026 , principally 5.79%	249,827	44,856
Floating rate bonds, payable in other currencies, due 2024, principally 5.61% (2)	39,444	—
Total	9,898,523	7,623,526
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2025-2035, principally 0.37%-2.05%	937,805	990,959
Fixed rate bonds, payable in US dollars, no stated maturity, principally 8.20%	117,692	116,997
Fixed rate borrowings, payable in Japanese yen, due 2025-2028, principally 0.57%-0.79%	86,000	86,000
Adjustable rate bonds, payable in Japanese yen, due 2030-2035, principally 0.35%-1.57%	963,219	1,005,655
Adjustable rate bonds, payable in Japanese yen, no stated maturity, principally 0.85%-2.51%	1,983,789	2,143,532
Adjustable rate borrowings, payable in Japanese yen, due 2032-2034, principally 0.72%-1.28%	34,000	36,000
Adjustable rate borrowings, payable in Japanese yen, no stated maturity, principally 0.87%-2.95%	175,675	233,703
Total	4,298,180	4,612,846
Total	14,197,080	12,237,098
MUFG Bank:
Obligations under finance leases	¥4,567	¥4,397
Unsubordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2027 , principally 2.34%	17,200	8,300
Fixed rate bonds, payable in US dollars, due 2044-2052, principally 0.00%-4.70%	1,060,184	929,501
Fixed rate bonds, payable in Euro, due 2033, principally 1.81%	7,346	7,294
Fixed rate borrowings, payable in Japanese yen, due 2025-2029, principally 0.00%-0.26%	20,186,175	2,358,191
Fixed rate borrowings, payable in US dollars, due 2030-2036, principally 2.93%-3.87%	14,332	41,873
Adjustable rate borrowings, payable in Japanese yen, due 2025, principally 0.50%	—	1,442,400
Adjustable rate borrowings, payable in US dollars, due 2024, principally 5.83%	167,308	—
Floating rate borrowings, payable in US dollars, due 2025-2035, principally 0.88%-5.41%	628,297	392,524
Floating rate borrowings, payable in Euro, due 2029-2036, principally 2.59%-3.45%	93,781	80,058
Floating rate borrowings, payable in other currencies, due 2031, principally 2.05% (2)	—	2,512
Total	22,174,623	5,262,653
Subordinated debt (1):
Fixed rate bonds, payable in Japanese yen, due 2025-2031, principally 1.95%-2.91%	176,000	175,800
Fixed rate borrowings, payable in Japanese yen, due 2025-2026, principally 1.88%-2.24%	41,500	21,500
Adjustable rate borrowings, payable in Japanese yen, due 2028, principally 1.53%	10,000	10,000
Floating rate borrowings, payable in Japanese yen, due 2027, principally 0.96%	15,000	15,000
Total	242,500	222,300
Obligations under loan securitization transaction accounted for as secured borrowings due 2025-2080, principally 0.25%-8.00%	360,081	291,023
Total	22,781,771	5,780,373

	2024 (As Adjusted)	2025
	(in millions)
Other subsidiaries:
Obligations under finance leases	¥21,111	¥16,337
Unsubordinated debt (1):
Fixed rate borrowings, bonds and notes, payable in Japanese yen, due 2025-2051, principally 0.00%-14.30%	1,051,354	977,337
Fixed rate borrowings, bonds and notes, payable in US dollars, due 2025-2036, principally 0.00%-9.50%	59,522	30,185
Fixed rate borrowings, payable in Euro, due 2026-2032, principally 0.00%-0.07%	1,004	5,122
Fixed rate borrowings, bonds and notes, payable in Thai baht, due 2025-2029, principally 0.00%-4.70%	336,892	317,394
Fixed rate borrowings, bonds and notes, payable in other currencies, due 2025-2037, principally 0.50%-9.00%(2)	389,260	425,945
Floating/Adjustable rate borrowings, bonds and notes, payable in Japanese yen, due 2025-2055, principally 0.00%-27.11%	683,131	622,569
Floating/Adjustable rate borrowings, bonds and notes, payable in US dollars, due 2025-2032, principally 0.00%-27.50%	150,161	169,131
Adjustable rate bonds and notes, payable in Euro, due 2024, principally 0.10%	170	—
Floating rate borrowings, payable in other currencies, due 2025-2028, principally 6.05%-8.00% (2)	64,086	188,934
Total	2,735,580	2,736,617
Subordinated debt (1):
Fixed rate bonds and notes, payable in Japanese yen, due 2025-2030, principally 1.92%-2.61%	30,000	30,000
Fixed rate bonds and notes, payable in US dollars, due 2027-2030, principally 7.50%-8.00%	2,386	2,049
Fixed rate bonds and notes, payable in Thai baht, due 2031-2034, principally 3.00%-4.30%	253,035	228,800
Floating rate bonds and notes, payable in US dollars, due 2028, principally 11.51%	6,068	4,777
Total	291,489	265,626
Total	3,048,180	3,018,580
Total	40,027,031	21,036,051
Debt issuance cost	¥(14,212)	¥(13,644)
Total	¥40,012,819	¥21,022,407

Notes:
(1)Adjustable rate debts are debts where interest rates are reset in accordance with the terms of the debt agreements, and floating rate debts are debts where interest rates are repriced in accordance with movements of markets indices.
(2)Minor currencies, such as the Australian dollar, Indonesian rupiah, South Korean won, etc., excluding Japanese yen, US dollars, Euro and Thai baht have been summarized into the “Other currencies” classification.
The MUFG Group uses derivative financial instruments to manage its interest rate and currency exposures for certain debts. The derivative financial instruments include swaps, forwards, options and other types of derivatives. As a result of these derivative instruments, the effective rates reflected in the table above may differ from the coupon rates. The interest rates for the adjustable and floating rate debt shown in the above table are those in effect at March 31, 2024 and 2025.
Certain debt agreements permit the MUFG Group to redeem the related debt, in whole or in part, prior to maturity at the option of the issuer on terms specified in the respective agreements.
The following is a summary of maturities of long-term debt subsequent to March 31, 2025 :

	MUFG	BK	Other subsidiaries	Total
	(in millions)
Fiscal year ending March 31:
2026	¥711,944	¥2,710,628	¥565,632	¥3,988,204
2027	740,039	171,692	545,110	1,456,841
2028	1,469,091	1,064,897	330,881	2,864,869
2029	1,303,139	386,995	231,800	1,921,934
2030	719,399	136,382	83,188	938,969
2031 and thereafter	7,293,486	1,309,779	1,261,969	9,865,234
Total	¥12,237,098	¥5,780,373	¥3,018,580	¥21,036,051
New Issuances of Debt for Basel III
For the fiscal year ended March 31, 2025, the MUFG Group obtained unsecured perpetual subordinated Additional Tier 1 debt financing of ¥358,000 million in the form of securities and borrowings from institutional investors in Japan. These securities and borrowings are subject to the MUFG Group’s discretion to cease interest payments and a write-down of the principal upon the occurrence of certain events, including when the MUFG Group’s Common Equity Tier 1 ratio declines below 5.125%, when the MUFG Group is deemed to be at risk of becoming non-viable or when the MUFG Group becomes subject to bankruptcy proceedings.
For the fiscal year ended March 31, 2025, the MUFG Group obtained debt financing of $4,750 million (approximately ¥710,220 million) and €1,000 million (approximately ¥162,080 million) with an intent to count towards Total Loss-Absorbing Capacity (“TLAC”) from global institutional investors to meet the TLAC requirement under the standards issued by the Financial Stability Board. The MUFG Group is required to maintain External TLAC ratios of 18% on a risk-weighted assets basis and 6.75% on a leverage exposure basis.
For the fiscal year ended March 31, 2025, the MUFG Group obtained subordinated term Tier 2 debt financing of ¥363,000 million in the form of securities issuance and borrowings in Japan. The MUFG Group can be exempted from the obligation to pay principal of and interest on the securities when the MUFG Group are deemed to be at risk of becoming non-viable. According to the approach of the Financial Services Agency of Japan (“FSA”), the point of non-viability will be deemed to have been reached when the Prime Minister of Japan, following deliberation by Japan’s Financial Response Crisis Council pursuant to the Deposit Insurance Act of Japan, confirms that Specified Item 2 Measures need to be applied to MUFG under circumstances where its liabilities exceed or are likely to exceed its assets, or it has suspended or is likely to suspend payment of its obligations.